Long-Term Deposit - Schedule of Long-term Deposit (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Long-term Deposit [Line Items]
Total long-term deposit, at cost	$ (7,267,770)	$ 8,309,904
Less: allowance for impairment	(1,000,451)
Total Long-term deposit, net		8,309,904
Deposit made for acquisition [Member]
Schedule of Long-term Deposit [Line Items]
Total long-term deposit, at cost	$ 8,268,221	$ 8,309,904